Supplementary Financial Statement Information - Allowance for Doubtful Accounts (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance For Doubtful Accounts
Balance at beginning of year	$ 9.0	$ 8.1	$ 9.1
Increase (decrease) in allowance	(3.0)	0.9	(0.4)
Receivables written off	0.0	0.0	(0.6)
Balance at end of year	$ 6.0	$ 9.0	$ 8.1